ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounts receivable	$ 150,877,355	$ 108,694,045
Allowance for doubtful accounts	(14,287,361)	(10,691,810)
Accounts receivable, net of allowance for doubtful accounts of $10,691,810 and $14,287,361 as of June 30, 2011 and 2012, respectively	$ 136,589,994	$ 98,002,235